UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM N-Q
  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES




                                    811-6447

                      (Investment Company Act File Number)


                    Federated Fixed Income Securities, Inc.
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)



                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)


                                 (412) 288-1900
                        (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)






                       Date of Fiscal Year End:  11/30/07


                Date of Reporting Period:  Quarter ended 2/28/07







ITEM 1.     SCHEDULE OF INVESTMENTS




FEDERATED STRATEGIC INCOME FUND
PORTFOLIO OF INVESTMENTS
February 28, 2007 (unaudited)

  PRINCIPAL                VALUE IN
  AMOUNT OR SHARES     U.S. DOLLARS

                      U.S. CORPORATE BONDS-2.6%
                      BASIC INDUSTRY - CHEMICALS--0.2%
  $     1,450,000 1,2 Fertinitro Finance, Company Guarantee, 8.290%, 4/1/2020                                        $     1,283,250
        1,250,000 1,2 Reliance Industries Ltd., Bond, 8.250%, 1/15/2027                                                    1,534,375
                         TOTAL                                                                                             2,817,625
                      BASIC INDUSTRY - PAPER--0.5%
        4,360,000     Louisiana-Pacific Corp., 8.875%, 8/15/2010                                                           4,761,408
          250,000     Pope & Talbot, Inc., 8.375%, 6/1/2013                                                                  221,875
          450,000     Westvaco Corp., Sr. Deb., 7.500%, 6/15/2027                                                            482,014
                         TOTAL                                                                                             5,465,297
                      CAPITAL GOODS - DIVERSIFIED MANUFACTURING--0.2%
        2,020,000 1,2 Tyco International Group, 4.436%, 6/15/2007                                                          2,013,346
                      CAPITAL GOODS - ENVIRONMENTAL--0.2%
        2,700,000     Waste Management, Inc., Deb., 8.750%, 5/1/2018                                                       2,795,622
                      COMMUNICATIONS - MEDIA NONCABLE--0.5%
        2,535,000     British Sky Broadcasting Group PLC, 8.200%, 7/15/2009                                                2,694,577
        1,187,000     British Sky Broadcasting Group PLC, Note, 6.875%, 2/23/2009                                          1,222,702
        1,000,000     News America Holdings, Note, 8.150%, 10/17/2036                                                      1,233,751
                         TOTAL                                                                                             5,151,030
                      CONSUMER CYCLICAL - AUTOMOTIVE--0.2%
        1,000,000     General Motors Acceptance, 8.000%, 11/1/2031                                                         1,105,792
          775,000     General Motors Corp., Note, 9.450%, 11/1/2011                                                          780,812
                         TOTAL                                                                                             1,886,604
                      ENERGY - INTEGRATED--0.1%
        1,500,000     Husky Oil Ltd., Company Guarantee, 8.900%, 8/15/2028                                                 1,572,499
                      FINANCIAL INSTITUTION - BANKING--0.2%
        2,150,000 1,2 Regional Diversified Funding, 9.250%, 3/15/2030                                                      2,473,592
                      FINANCIAL INSTITUTION - FINANCE NONCAPTIVE--0.1%
          500,000     Susa Partnership LP, 8.200%, 6/1/2017                                                                  597,632
                      FINANCIAL INSTITUTION - INSURANCE - LIFE--0.3%
          750,000     Delphi Funding, 9.310%, 3/25/2027                                                                      785,627
        2,000,000 1,2 Life Re Capital Trust I, Company Guarantee, 8.720%, 6/15/2027                                        2,130,776
          500,000 1,2 Union Central Life Insurance Co., Note, 8.200%, 11/1/2026                                              563,396
                         TOTAL                                                                                             3,479,799
                      FINANCIAL INSTITUTION - INSURANCE - P&C--0.1%
          500,000 1,2 USF&G Capital, 8.312%, 7/1/2046                                                                        605,243
                         TOTAL U.S. CORPORATE BONDS                                                                       28,858,289
                         (IDENTIFIED COST $25,149,574)
                      INTERNATIONAL BONDS-2.8%
                      JAPANESE YEN-2.8
                      BANKING--2.1%
      450,000,000     Bayerische Landesbank, Sr. Unsub., Series EMTN, 1.000%, 9/20/2010                                    3,796,174
      400,000,000     Bank Nederlandse Gemeenten, Sr. Unsub., 0.800%, 9/22/2008                                            3,382,485
      500,000,000     KFW International Finance, 1.750%, 3/23/2010                                                         4,327,971
      190,000,000     KFW International Finance, Series EMTN, 2.050%, 9/21/2009                                            1,653,534
      630,000,000     OEK Oest. Kontrollbank, Gilt, 1.800%, 3/22/2010                                                      5,461,224
      600,000,000     Pfandbrief Ost Land Hypo, Sr. Unsub., Series EMTN, 1.600%, 2/15/2011                                 5,159,108
                         TOTAL                                                                                            23,780,496
                      FINANCIAL INTERMEDIARIES--0.3%
      400,000,000     Eksportfinans, Bond, 1.800%, 6/21/2010                                                               3,465,417
                      SUPRANATIONAL--0.4%
      500,000,000     Inter American Development Bank, 1.900%, 7/08/2009                                                   4,329,237
                         TOTAL INTERNATIONAL BONDS                                                                        31,575,150
                         (IDENTIFIED COST $35,333,523)
                      GOVERNMENTS/AGENCIES-9.2%
                      AUSTRALIAN DOLLAR--0.3%
                      STATE/PROVINCIAL--0.3%
        3,900,000     New South Wales, State of, Local Gov't. Guarantee, Series 08RG, 8.000%, 3/1/2008                     3,125,508
          700,000     West Australia Treasury Corp., Local Gov't. Guarantee, Series 07, 8.000%, 10/15/2007                   556,929
                         TOTAL AUSTRALIAN DOLLAR                                                                           3,682,437
                      BRITISH POUND--1.0%
                      SOVEREIGN--1.0%
        2,250,000     United Kingdom, Government of, Bond, 5.000%, 3/7/2008                                                4,404,754
        3,250,000     United Kingdom, Government of, Bond, 5.750%, 12/7/2009                                               6,464,048
                         TOTAL BRITISH POUND                                                                              10,868,802
                      EURO--5.5%
                      SOVEREIGN--5.5%
        2,250,000     Austria, Government of, Bond, Series 975, 5.625%, 7/15/2007                                          2,994,036
        5,000,000     Bundesobligation, Series 146, 3.25%, 4/9/2010                                                        6,499,633
        5,100,000     Bundesobligation, Bond, Series 147, 2.500%, 10/8/2010                                                6,442,002
        3,000,000     Finland, Government of, Note, 3.000%, 7/4/2008                                                       3,923,600
        3,000,000     France, Government of, 4.000%, 4/25/2013                                                             3,987,518
        3,800,000     France, Government of, Bond, 4.250%, 4/25/2019                                                       5,132,070
        4,200,000     France, Government of, O.A.T., 4.000%, 10/25/2009                                                    5,573,633
        4,300,000     Germany, Government of, 4.750%, 7/4/2028                                                             6,204,021
        5,500,000     Germany, Government of, 5.250%, 1/4/2008                                                             7,355,431
        4,700,000     Germany, Government of, Bond, Series 0301, 4.750%, 7/4/2034                                          6,860,379
        4,845,000     Germany, Government of, Series 0303, 4.250%, 1/4/2014                                                6,527,040
                         TOTAL EURO                                                                                       61,499,363
                      JAPANESE YEN-2.2%
                      AGENCY--0.8%
    1,000,000,000     Federal National Mortgage Association, 1.750%, 3/26/2008                                             8,549,531
                      SOVEREIGN--1.4%
      400,000,000     Italy, Government of, Bond, 1.800%, 2/23/2010                                                        3,455,114
      306,000,000     Italy, Series INTL, 0.650%, 3/20/2009                                                                2,572,095
      610,000,000     Japan, Government of, Bond, Series 222, 1.800%, 6/21/2010                                            5,227,320
      500,000,000     Japan, Government of, Bond, Series 240, 1.300%, 6/20/2012                                            4,193,903
                         TOTAL                                                                                            15,448,432
                         TOTAL JAPANESE YEN                                                                               23,997,963
                      SWEDISH KRONA--0.2%
                      SOVEREIGN--0.2%
       17,300,000     Sweden, Kingdom of, Deb., Series 1040, 6.500%, 5/05/2008                                             2,556,060
                         TOTAL GOVERNMENTS/AGENCIES                                                                      102,604,625
                         (IDENTIFIED COST $102,772,453)
                      ASSET-BACKED SECURITIES--0.0%
                      HOME EQUITY LOAN--0.0%
          154,613 1,2 125 Home Loan Owner Trust 1998-1A B1, 9.260%, 02/15/2029                                               154,613
           63,420     New Century Home Equity Loan Trust 1997-NC5 M2, 7.240%, 10/25/2028                                      63,174
                         TOTAL ASSET-BACKED SECURITIES                                                                       217,787
                         (IDENTIFIED COST $217,640)
                      COLLATERALIZED MORTGAGE OBLIGATIONS--0.0%
                      NON-AGENCY MORTGAGE--0.0%
           14,905 1,2 SMFC Trust Asset-Backed Certificates , 1997-A B1-4, 1/28/2027                                           11,775
                      (IDENTIFIED COST $26,796)
                      COMMON STOCKS--0.0%
                      FINANCE--0.0%
            2,013   3 Arcadia Financial Ltd., Warrants, 3/15/2007 (IDENTIFIED COST $0)                                             0
                      MORTGAGE-BACKED SECURITIES--0.0%
                      GOVERNMENT NATIONAL MORTGAGE ASSOCIATION--0.0%
  $        64,297     Government National Mortgage Association Pool 780360, 11.000%, 30 Year, 9/15/2015                       67,915
                      (IDENTIFIED COST $72,254)
                      MUNICIPAL BOND--0.0%
                      MUNICIPAL SERVICES--0.0%
          250,000     McKeesport, PA, Taxable GO Series B 1997, 7.300%, (MBIA Insurance Corp. INS), 3/1/2020                 255,245
                      (IDENTIFIED COST $249,412)
                      MUTUAL FUNDS-85.0%4
       13,190,807     Emerging Markets Fixed Income Core Fund                                                            281,080,053
       28,002,138     Federated Mortgage Core Portfolio                                                                  277,501,182
       53,037,708     High Yield Bond Portfolio                                                                          369,142,447
       27,167,628     Prime Value Obligations Fund, Class IS                                                              27,167,228
                         TOTAL MUTUAL FUNDS                                                                              954,891,310
                         (IDENTIFIED COST $1,055,604,966)
                      PREFERRED STOCKS--0.2%
                      FINANCIAL INSTITUTION - BROKERAGE--0.2%
           40,000     Lehman Brothers Holdings, Pfd. 5.670%, $2.84, Annual Dividend                                        2,025,600
                      FINANCIAL INSTITUTION - REITS--0.0%
            9,900     Prologis Trust, REIT Perpetual Pfd. Stock, Series C, $4.27, Annual Dividend                            582,615
                         TOTAL PREFERRED STOCKS                                                                            2,608,215
                         (IDENTIFIED COST $2,146,408)
                         TOTAL INVESTMENTS-99.8%                                                                       1,121,090,311
                          (IDENTIFIED COST $1,222,573,026)5
                         OTHER ASSETS AND LIABILITIES -NET-0.2%                                                            1,777,061
                         TOTAL NET ASSETS -100%                                                                      $ 1,122,867,372

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At February 28, 2007, these restricted securities amounted to $10,770,366, which represented 1.0% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the "Directors"). At February 28, 2007, these liquid restricted securities amounted to $10,770,366, which represented 1.0% of total net assets.

3    Non-income producing security.

4    Affiliated companies.

5 At February 28, 2007, the cost of investments for federal tax purposes was $1,226,073,724. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from changes in foreign currency exchange rates was $104,983,413. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $48,955,956 and net unrealized depreciation from investments for those securities having an excess of cost over value of $153,939,369.

Note: The categories of investments are shown as a percentage of total net assets at February 28, 2007.

INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:

   {circle}for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

   {circle}in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Directors may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

   {circle}prices for total return swaps are furnished by an independent pricing service and are based upon a valuation model incorporating underlying reference indexes, interest rates, yield curves and other market data or factors. Prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors;

   {circle}for mortgage-backed securities, based on the aggregate investment value of the projected cash flows to be generated by the security, as furnished by an independent pricing service;

   {circle}for investments in other open-end regulated investment companies are valued at net asset value (NAV);

   {circle}for other fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Directors.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices (other than prices of mortgage-backed securities) are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income and asset-backed securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Directors have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.


Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Directors, although the actual calculation may be done by others.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission
(SEC), the Fund may invest in portfolios of Federated Core Trust, (Core Trust) which is managed by Federated Investment Management Company, the Fund's adviser. Core Trust is an open-end management company, registered under the Act, available only to registered investment companies and other institutional investors. The investment objective of High Yield Bond Portfolio, a series of Core Trust, is to seek high current income by investing primarily in a diversified portfolio of lower rated fixed-income securities. The investment objective of Federated Mortgage Core Portfolio, a series of Core Trust, is to achieve total return on assets. Federated receives no advisory or administrative fees on behalf of Core Trust. Income distributions from Core Trust are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from Core Trust are declared and paid annually, and are recorded by the Fund as capital gains. The performance of the Fund is directly affected by the performance of the Core Trust. A copy of the Core Trust's financial statements is available on the EDGAR Database on the SEC's website www.sec.gov, at the Commission's public reference room in Washington, DC or upon request from the Fund by calling 1-800-341-7400.

The Fund may also invest in portfolios of Federated Core Trust II (Core Trust
II), pursuant to a separate Exemptive Order issued by the SEC. Core Trust II is independently managed by Federated Investment Counseling. Core Trust II is a limited partnership established under the laws of the state of Delaware, on November 13, 2000, registered under the Act, and offered only to registered investment companies and other accredited investors. The investment objective of Emerging Markets Fixed Income Core Fund (EMCORE), a series of Core Trust II, is to achieve total return on assets. Federated receives no advisory or administrative fees on behalf of the Core Trust II. The Fund records daily its proportionate share of income, expenses, unrealized gains and losses from EMCORE. The performance of the Fund is directly affected by the performance of EMCORE. A copy of EMCORE's financial statements is available on the EDGAR Database on the SEC's website www.sec.gov, at the Commission's public reference room in Washington, DC or upon request from the Fund by calling 1-800-341-7400.



The following acronyms are used throughout this portfolio:

 GO   --General Obligation
 INS  --Insured
 REIT --Real Estate Investment Trust




ITEM 2.     CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-
(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.     EXHIBITS




SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  FEDERATED FIXED INCOME SECURITIES, INC.

BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK
            PRINCIPAL FINANCIAL OFFICER

DATE        April 23, 2007

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE DATES INDICATED.


BY          /S/ J. CHRISTOPHER DONAHUE
            J. CHRISTOPHER DONAHUE
            PRINCIPAL EXECUTIVE OFFICER

DATE        April 23, 2007


BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK
            PRINCIPAL FINANCIAL OFFICER

DATE        April 23, 2007